Submission	Sep. 23, 2024
Submission [Line Items]
Central Index Key	0001283699
Registrant Name	T-Mobile US, Inc.
Registration File Number	333-271553
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES